Note Derivative instruments and hedging activities (Non-hedging activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (305)	$ (8,491)	$ 11,087
Forward contracts | Trading Gains Losses
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(389)	(10,876)	9,039
Interest rate swap | Other Income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	300	1,223	965
Foreign currency forward contracts | Other Income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	49	8	18
Foreign currency forward contracts | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(4)	5	(1)
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(334)	2,815	5,296
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ 73	$ (1,666)	$ (4,230)